Income taxes - Deferred tax variation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of deferred tax variation
Opening balance	$ (8,270)	$ (5,972)	$ (5,504)
Deferred tax on income	(563)	(556)	(2,417)
Deferred tax on shareholders' equity	(768)	(741)	1,353
Changes in scope of consolidation and others	388	(1,102)	218
Currency translation adjustment	301	101	378
CLOSING BALANCE	$ (8,912)	$ (8,270)	$ (5,972)